Commitments and Contingencies Operating Lease Commitments (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 148,744,000
2016	114,213,000
2017	91,913,000
2018	70,798,000
2019	56,779,000
Thereafter	132,052,000
Total future minimum lease payments	614,499,000
Rental expense	$ 193,000,000	$ 194,500,000	$ 186,100,000
Maximum [Member] | Leased Property, Less San Francisco Headquarters [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Duration of renew option	13 years
Maximum [Member] | Headquarter [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Duration of renew option	57 years